Exploration Expenditures - Summary of Company's Exploration Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	$ 10,015	$ 4,339
Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		1,195
Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		279
Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		14
Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		2,342
Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		397
Lithium Demo Plant Equipment Depreciation and Loss on Disposal
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		112
Thacker Pass
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	10,015	3,868
Thacker Pass | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	1,319	1,195
Thacker Pass | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	3,239	279
Thacker Pass | Engineering
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	173	14
Thacker Pass | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	4,255	1,871
Thacker Pass | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	552	397
Thacker Pass | Lithium Demo Plant Equipment Depreciation and Loss on Disposal
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures	$ 477	112
Cauchari-Olaroz
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		471
Cauchari-Olaroz | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Exploration expenditures		$ 471